FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 3,473	$ 3,056
Disclosure of financial liabilities [line items]
Financial liabilities	19,886	17,714
FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	350	373
Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	19,536	17,341
FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	1,111	1,115
Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	112	64
Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	2,250	1,877
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	1,546	1,993
Corporate borrowings | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	1,546	1,993
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	14,200	13,113
Non-recourse borrowings (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	14,200	13,113
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	2,775	1,308
Accounts payable and other | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	2,775	1,308
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Preferred shares | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	1,345	1,280
Financial liabilities (current and non-current) | FVTPL (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	350	373
Financial liabilities (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	995	907
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	715	540
Cash and cash equivalents | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	715	540
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	1,357	1,171
Accounts receivable and other | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	1,357	1,171
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	1,217	1,172
Financial assets (current and non-current) | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	1,019	989
Financial assets (current and non-current) | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	20	17
Financial assets (current and non-current) | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	178	166
Marketable securities
Disclosure of financial assets [line items]
Financial assets	184	173
Marketable securities | FVTPL (Fair Value)
Disclosure of financial assets [line items]
Financial assets	92	126
Marketable securities | Available for sale securities (Fair Value through OCI)
Disclosure of financial assets [line items]
Financial assets	92	47
Marketable securities | Loans and Receivables/Other Liabilities (Amortized Cost)
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0